Shareholders’ equity	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Ordinary shares

On May 14, 2026, the board of directors of the Company approved to effect a share consolidation (the “Share Consolidation”) at a ratio of 1-for-10 so that every ten ordinary shares are consolidated into one ordinary share (with the fractional shares rounding up to the next whole share). The Company’s ordinary shares commenced trading on the Nasdaq Stock Market on a post Share Consolidation basis on June 4, 2026. As a result of the Share Consolidation, the par value of the ordinary shares of the Company was changed from $0.000001 per share to $0.00001 per share. All shares and per share amounts and in the consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. As of March 31, 2026, the issued and outstanding number of ordinary shares became 1,024,834, presented on a retroactive basis.

IPO Representative’s Warrants

Pursuant to the Underwriting Agreement of the Company’s IPO, the Company issued to the Representative and its designee warrants (the “IPO Representative’s Warrants”) to purchase 70,000 ordinary shares. The IPO Representative’s Warrants are exercisable at a per share exercise price of $4.00 equal to IPO price and are exercisable at any time and from time to time, in whole or in part, during the period commencing on April 2, 2025 and terminating on March 31, 2030. Neither the IPO Representative’s Warrants nor any of the shares issued upon exercise of the IPO Representative’s Warrants may be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the effective economic disposition of such securities by any person, for a period of 180 days following April 2, 2025.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to their own shares and meet the requirements for equity classification. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. The fair value of these warrants was $111,979, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $4.00, risk free rate of 3.95%, expected term of five years; exercise price of the warrants of $4.00, volatility of 311.23%; and expected future dividends of nil.

Giving retroactive effect to the 1-for-10 reverse stock splits on the Company’s ordinary shares that became effective on June 4, 2026, as of March 31, 2026, 7,000 warrants in connection with IPO funding was outstanding, with an exercise price of $40.00 and remaining life of 4 years.

November 2025 registered direct offering warrants

On November 6, 2025, the Company closed a registered direct offering (the “November 2025 registered direct offering”) of 1,720,688 units (the “Units”), each consisting of (i) one ordinary share, par value $0.000001 per share, of the Company, and (ii) one accompanying warrant (the “November 2025 registered direct offering investors warrants”) to purchase one ordinary share, at $2,00 per Unit. The November 2025 registered direct offering investors warrants are exercisable immediately upon issuance and have an initial exercise price of $2.00 per share, subject to certain adjustments, and will expire five years from the date of issuance. On November 7, 2025, the Company adjusted the exercise price of the November 2025 registered direct offering investors warrants from $2.00 per share to $0.75 per share.

Pursuant to the placement agency agreement in connection to the November 2025 registered direct offering, the Company issued to the placement agents and its designee warrants (the “November 2025 registered direct offering placement agents warrants”) to purchase 86,034 ordinary shares with exercise price of $2.5 per share. The November 2025 registered direct offering placement agents warrants are exercisable at any time and from time to time, in whole or in part, during the period commencing on November 6, 2025 and terminating on November 4, 2028.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to their own shares and meet the requirements for equity classification. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. The fair value of these warrants was included in additional paid-in capital, where the November 2025 registered direct offering placement agents warrants were considered a direct cost of the offering, whereas the November 2025 registered direct offering investors warrants formed a component of the placement units. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions:

	As of Grant Date
	November 2025 registered direct offering
	Investors warrants	Placement agents warrants
Number of shares exercisable*	172,069	8,603
Exercise price*	$7.5	$25
Stock price*	$9.8	$9.8
Expected years	5	3
Risk-free interest rate	3.69%	3.58%
Expected volatility	98.15%	98.15%
Fair value	$1,323,369	$36,568

* Giving retroactive effect to the 1-for-10 reverse stock split effected on June 4, 2026.

February 2026 ordinary shares issued for consulting services

In February 2026, the Company entered into consulting services agreements (the “Consulting Agreement”) with two consultants (the “Consultants”), pursuant to which the Company engaged the Consultants to provide certain consulting services. As compensation for such services, the Company agreed to issue the Consultant an aggregate of 1,627,649 shares of its ordinary shares, par value $0.000001. Giving retroactive effect to the 1-for-10 reverse stock splits on the Company’s ordinary shares became effective on June 4, 2026, 162,765 ordinary shares with par value of $0.00001 were issued to the Consultant. These shares were valued at $770,000, based on the average closing price of the Company’s ordinary shares over the 20 trading days prior to the issuance date. Pursuant to the agreement, the shares issued to the Consultants are not subject to vesting or forfeiture. In addition, the Company has no recourse or substantial disincentives against the Consultants if services are terminated prior to the termination or expiration of the service period. For the six months ended March 31, 2026, the Company recognized stock-based compensation expense of $385,000 on the straight-line basis over the service term.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by PRC Subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC Subsidiaries.

PRC Subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their respective registered capital. In addition, PRC Subsidiaries may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. PRC Subsidiaries may allocate a portion of their respective after-tax profits based on PRC accounting standards to a discretionary surplus fund at their discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of March 31, 2026 and September 30, 2025, the Company collectively attributed $186,225 and $186,225 of retained earnings for their statutory reserves, respectively.

As a result of the foregoing restrictions, PRC Subsidiaries are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict PRC Subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of March 31, 2026 and September 30, 2025, amounts restricted are the paid-in-capital of PRC Subsidiaries, which amounted to $2,121,581 and $2,121,581, respectively.